SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS

NOTE 13. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited condensed financial statements were issued. Based upon this review, other than disclosed below or within these financial statements, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

Conversion of Notes

In October 2025, $1,631,661 of convertible notes were converted into 9,900,237 shares of Common Stock pursuant to the terms of the Securities Purchase Agreement described in Note 9.

In November 2025, $5,260,571 of convertible notes were converted into 48,050,971 shares of Common Stock pursuant to the terms of the Securities Purchase Agreement described in Note 9.

ELOC Agreement

On November 11, 2025, the Company entered into a new Purchase Agreement (the “Second ELOC Agreement”) with Arena Business Solutions Global SPC II, Ltd. (“Arena”). Under the Second ELOC Agreement, the Company has the right, but not the obligation, to direct Arena to purchase up to $100,000,000 in shares of the Company’s common stock (the “ELOC Shares”) upon satisfaction of certain terms and conditions contained in the Second ELOC Agreement, including, without limitation, an effective registration statement filed with the SEC registering the resale of the ELOC Commitment Fee Shares (as defined below) and additional shares to be sold to Arena from time to time under the ELOC Agreement.

The term of the ELOC Agreement began on November 11, 2025 and ends on the earlier of (i) the first day of the month following the 36-month anniversary of the execution date, (ii) the date on which the Investor shall have purchased the maximum amount of ELOC Shares, or (iii) the effective date of any written notice of termination delivered pursuant to the terms of the ELOC Agreement (the “Commitment Period”). In consideration for the Arena’s execution and delivery of the ELOC Agreement, the Company is required to issue Common Shares to Arena equal to $250,000 divided by the lowest 1-Trading Day  VWAP of the Common Shares of the five (5) Trading Days immediately preceding the effectiveness of the initial registration statement (the “Commitment Fee Shares”), plus $25,000 in Common shares for fees associated with the prior ELOC Agreement with the Company, based on a price equal to the lowest 1-Trading Day VWAP of the Common Shares of the five (5) Trading Days immediately preceding the date of execution and delivery of this Agreement.

No Common Shares have been issued to Arena under the Second ELOC Agreement after the balance sheet date through the date that the financial statements were issued. Second ELOC Agreement replaces the ELOC Agreement described in Note 9.

Aspire Biopharma Inc [Member]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

The Company evaluated its December 31, 2024, financial statements for subsequent events and transactions through February 19, 2025, the date the financial statements were available to be issued for possible disclosure and recognition in the financial statements.

On January 14, 2025, the Securities and Exchange Commission (SEC) approved the effectiveness of the S-4 filing pursuant to the Business Combination Agreement with PowerUp Acquisition Corp.

On January 21, 2025, the Company’s board of directors voted unanimously to immediately convert the outstanding warrants to Aspire common stock in conjunction with the proposed Business Combination Agreement with PowerUp Acquisition Corp.

On January 22, 2025, the Company issued one non-convertible 20% OID note payable for working capital to a related party for a total face value of $31,250. The note is due the earlier of October 22, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note does not bear interest but has a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $6,250 and were unsecured.

On January 31, 2025, the Company’s board of directors voted unanimously to de-register as a Puerto Rico corporation and re-domesticate as a Delaware corporation in connection with the Business Combination Agreement with PowerUp Acquisition Corp.

On January 31, 2025, the Company’s board of directors voted unanimously to immediately convert the Series A Preferred stock to Aspire common stock in conjunction with the proposed Business Combination Agreement with PowerUp Acquisition Corp.

On February 7, 2025, the Company’s board of directors voted unanimously to a 15.9538267 for 1 reverse split the Company’s 531,822,059 outstanding common shares in connection with the Business Combination Agreement with PowerUp Acquisition Corp.

On February 13, 2025, the Company entered into a Purchase Agreement (“ELOC Agreement”) with Arena Business Solutions Global SPC II, Ltd. (“Arena”). Under the ELOC Agreement, the Company has the right, but not the obligation, to direct Arena to purchase up to $100,000,000 in shares of the Company’s common stock (the “ELOC Shares”) upon satisfaction of certain terms and conditions contained in the ELOC Agreement, including, without limitation, an effective registration statement filed with the SEC registering the resale of ELOC Commitment Shares (as defined below) and additional shares to be sold to Arena from time to time under the ELOC Agreement. The term of the ELOC Agreement began on the date of execution and ends on the earlier of (i) the first day of the month following the 36-month anniversary of the execution date, (ii) the date on which the Investor shall have purchased the maximum amount of ELOC Shares, or (iii) the effective date of any written notice of termination delivered pursuant to the terms of the ELOC Agreement (the “Commitment Period”).

On February 17, 2025 (the “Closing Date”), Aspire Biopharma Holdings, Inc., a Delaware corporation (f/k/a PowerUp Acquisition Corp.) (the “Company” or “New Aspire”), consummated the previously announced transaction (the “Business Combination”) pursuant to that certain Agreement and Plan of Merger, dated August 26, 2024, as amended by an Amendment Agreement dated September 5, 2024 and a Second Amendment Agreement dated October 9, 2024 . (the “Business Combination Agreement”), by and among the Company, PowerUp Merger Sub II, Inc., a Delaware corporation and wholly owned subsidiary of PowerUp (“Merger Sub”), SRIRAMA Associates, LLC, a Delaware limited liability company (the “Sponsor”), and Aspire Biopharma, Inc., a Puerto Rico corporation (“Aspire”).

On February 17, 2025, as contemplated by the Business Combination Agreement, the Company filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of domestication and a certificate of incorporation with the Secretary of State of the State of Delaware, under which the Company was domesticated as a Delaware corporation (the “PowerUp Domestication”).

On February 17, 2025, as contemplated by the Business Combination Agreement. Aspire filed a certificate of dissolution with the Puerto Rico Department of State, together with the necessary accompanying documents, and filed a certificate of domestication and a certificate of incorporation with the Secretary of State of the State of Delaware, under which the Company was domesticated as a Delaware corporation (the “Aspire Domestication”).

On February 17, 2025, as a result of the Business Combination and the other transactions contemplated by the Business Combination Agreement, following the consummation of the PowerUp Domestication and the Aspire Domestication, Merger Sub merged with and into Aspire, with Aspire surviving the merger as a wholly-owned subsidiary of the Company (the “Merger”).

On February 17, 2025, the Company’s new parent company, Aspire Biopharma Holdings Inc. (formerly PowerUp Acquisition Corp.) entered into a Securities Purchase Agreement (“Securities Purchase Agreement”) with Cobra Alternative Capital Strategies, LLC, an entity controlled by the Company’s former Director of Investor Relations, Lance Friedman, which services were provided through a consulting agreement with Blackstone Capital Advisors, Inc. that was terminated effective February 17, 2025, and Target Capital X LLC (collectively, the “Investors”). Under the Securities Purchase Agreement, Aspire Biopharma Holdings Inc. issued 20% original issue discount senior secured convertible debentures (“Convertible Debentures”) in an aggregate principal amount of $3,750,000 which includes a 20% OID. The conversion price per share of each Debenture is equal to 92.5% of the lowest daily VWAP (as defined in the Debentures), provided that no conversion may be at a price per share less than the floor price of $4.00 per share.

On February 19, 2025, the Company’s application with the Nasdaq Global Market was approved (ticker ASBP) with a projected trading commencement on February 20, 2025.

On February 20, 2025, the newly merged Company’s equity began trading on the Nasdaq Global Markets under the symbol ASBP.